Exhibit 99.1

Nissan Auto Receivables 2021-A

Collection Period	30-Jun-24	30/360 Days	30	Collection Period Start	1-Jun-24
Distribution Date	15-Jul-24	Actual/360 Days	28	Collection Period End	30-Jun-24
				Prior Month Settlement Date	17-Jun-24
				Current Month Settlement Date	15-Jul-24

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,113,826,202.14	231,860,940.59	217,745,995.38	0.209036
Yield Supplement Overcollaterization		72,159,533.65	7,145,432.67	6,506,460.49
Total Adjusted Pool Balance		1,041,666,668.49	224,715,507.92	211,239,534.89
Total Adjusted Securities		1,041,666,668.49	224,715,507.92	211,239,534.89	0.202790
Class A-1 Notes	0.05908%	172,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.16000%	356,500,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.00000%	0.00	0.00	0.00	0.000000
Class A-3 Notes	0.33000%	356,500,000.00	68,048,839.43	54,572,866.40	0.153080
Class A-4 Notes	0.57000%	115,000,000.00	115,000,000.00	115,000,000.00	1.000000
Certificates	0.00000%	41,666,668.49	41,666,668.49	41,666,668.49	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	13,475,973.03	18,713.43	37.8007659	0.0524921
Class A-4 Notes	0.00	54,625.00	—	0.4750000
Certificates	0.00	0.00	—	—

Total Securities	13,475,973.03	73,338.43

I. COLLECTIONS

Interest:
Interest Collections				265,496.23
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				265,496.23
Principal:
Principal Collections				13,953,276.18
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				13,953,276.18
Recoveries of Defaulted Receivables				54,703.02

Total Collections				14,273,475.43

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			24,672	224,715,507.92
Total Principal Payment				13,475,973.03

			24,067	211,239,534.89

Nissan Auto Receivables 2021-A

III. DISTRIBUTIONS

Total Collections	14,273,475.43
Reserve Account Draw	0.00
Total Available for Distribution	14,273,475.43
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	193,217.45
Servicing Fee Paid	193,217.45
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	18,713.43
Class A-3 Notes Monthly Interest Paid	18,713.43
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	54,625.00
Class A-4 Notes Monthly Interest Paid	54,625.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2021-A

Total Note Monthly Interest
Total Note Monthly Interest Due		73,338.43
Total Note Monthly Interest Paid		73,338.43
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		14,006,919.55
4. Total Monthly Principal Paid on the Notes		13,475,973.03
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		13,475,973.03
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		530,946.52
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		530,946.52

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.67
Beginning Reserve Account Balance		2,604,166.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.67
Required Reserve Account Amount for Next Period		2,604,166.67

VI. POOL STATISTICS

Weighted Average Coupon		1.44%
Weighted Average Remaining Maturity		23.00

	Amount	Number
Principal on Defaulted Receivables	161,669.03	10
Principal Recoveries of Defaulted Receivables	54,703.02

Monthly Net Losses	106,966.01
Pool Balance at Beginning of Collection Period	231,860,940.59
Net Loss Ratio for Third Preceding Collection Period	0.12%
Net Loss Ratio for Second Preceding Collection Period	0.16%
Net Loss Ratio for Preceding Collection Period	-0.16%
Net Loss Ratio for Current Collection Period	0.55%
Four-Month Average Net Loss Ratio	0.17%
Cumulative Net Losses for all Periods	2,586,498.38

Nissan Auto Receivables 2021-A

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,804,805.38	146	0.83%
61-90 Days Delinquent	394,519.61	32	0.18%
91-120 Days Delinquent	80,024.53	6	0.04%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,279,349.52	184	1.05%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.21%	0.15%
Delinquency Ratio for Second Preceding Collection Period	0.25%	0.19%
Delinquency Ratio for Preceding Collection Period	0.21%	0.15%
Delinquency Ratio for Current Collection Period	0.22%	0.16%
Four-Month Average Delinquency Ratio	0.22%	0.16%
60 Day Delinquent Receivables	476,934.73
Delinquency Percentage	0.22%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	706,041.28
Number of Extensions	46

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO

3. Has there been an issuance of notes or other securities backed by the Receivables?		NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO